FN P-112101

                   FRANKLIN NATURAL RESOURCES SECURITIES FUND
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED NOVEMBER 21, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by adding the following language.

 On November 20, 2001, the Board of Trustees of Franklin Templeton
 Variable Insurance Products Trust (Trust) approved a proposal to merge
 Franklin Natural Resources Securities Fund (Fund) into
 Franklin Growth and Income Securities Fund, another series of the Trust (Reorganization). If approved by Fund shareholders, the Reorganization is expected to be completed around April 30, 2002. It is anticipated that in January of 2002, Fund contract owners of record on December 28, 2001, will receive a voting instruction card requesting their instructions to the insurance company shareholder on the Reorganization. A proxy statement, which explains the details of the Reorganization, will accompany the voting instruction card.

In addition, the MANAGEMENT section (page FN-5) is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------------

 Franklin  Advisers,  Inc.  (Advisers),   One  Franklin  Parkway,  San  Mateo,
 California 94403-1906, is the Fund's investment manager.

       MANAGEMENT TEAM The team responsible for the Fund's management is:

Steve Land
PORTFOLIO MANAGER
ADVISERS

Mr. Land has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1997.

Steven Kornfeld, CFA
PORTFOLIO MANAGER
ADVISERS

Mr. Kornfeld has been a manager of the Fund since October 2001. Before joining Franklin Templeton Investments in January 2001, Mr. Kornfeld worked in private equity and as a sell-side research analyst.

Carlee J. Price, CFA
PORTFOLIO MANAGER
ADVISERS

Ms. Price has been a manager of the Fund since October 2001.
Before joining Franklin Templeton Investments in 2000, she worked as an analyst for a large institutional fund manager in Toronto, Canada and in similar capacity for a firm in Frankfurt, Germany.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2000, the Fund paid 0.63% of its average daily net assets to Advisers for its services.

              Please keep this supplement for future reference.





TIS P-112101
                 TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED NOVEMBER 21, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by adding the following language.

 On November 20, 2001, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the Trust) approved a proposal to merge Templeton International Smaller Companies Fund (Fund) into the Templeton International Securities Fund, another series of the Trust (Reorganization). If approved by the Fund shareholders, the Reorganization is expected to be completed around April 30, 2002. It is anticipated that in January of 2002, Fund contract owners of record on December 28, 2001, will receive a voting instruction card requesting their instructions to the insurance company shareholder on the Reorganization. A proxy statement, which explains the details of the Reorganization, will accompany the voting instruction card.

In addition, the MANAGEMENT section (page TIS-4) is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

 Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.

       Under an agreement with TIC, Franklin Templeton Investments (Asia) Limited (FTI Asia), 2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is the Fund's sub-advisor. FTI Asia provides TIC with investment management advice and assistance.

       MANAGEMENT TEAM The team responsible for the Fund's management is:

Simon Rudolph
SENIOR VICE PRESIDENT, TIC
PORTFOLIO MANAGER,
FTI, ASIA

Mr. Rudolph has been a manager of the Fund since 1997. Before joining Franklin Templeton Investments in 1997, he was an executive director with Morgan Stanley.

Tucker Scott, CFA
VICE PRESIDENT, TIC

Mr. Scott has been a manager of the Fund since 2000, and has been with Franklin Templeton Investments since 1996.

Cindy L. Sweeting, CFA
SENIOR VICE PRESIDENT, TIC

Ms. Sweeting has been a manager of the Fund since January 2001. Before joining Franklin Templeton Investments in 1997, she was Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

       The Fund pays TIC a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, the Fund paid 0.85% of its average daily net assets to TIC for its services.

           Please keep this supplement for future reference.






FGH P-112101
                           FRANKLIN GLOBAL HEALTH CARE
                                 SECURITIES FUND
                          (FRANKLIN TEMPLETON VARIABLE
                            INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED NOVEMBER 21, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001


 On November 20, 2001, The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the Trust) approved a proposal to merge Franklin Global Health Care Securities Fund (Fund) into Franklin Small Cap Fund, another series of the Trust (Reorganization). If approved by Fund shareholders, the Reorganization is expected to be completed around April 30, 2002. It is anticipated that in January of 2002, Fund contract owners of record on December 28, 2001, will receive a voting instruction card requesting their instructions to the insurance company shareholder on the Reorganization. A proxy statement, which explains the details of the Reorganization, will accompany the voting instruction card.

           Please keep this supplement for future reference.